Finance costs and unwinding of obligations (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of finance costs and unwinding of obligations [Abstract]
Finance costs - borrowings	$ 60	$ 65
Finance costs - leases	8	6	$ 12
Unwinding of obligations	17	13
Finance costs and unwinding of obligations	$ 85	$ 84